HUNTINGTON STRATEGY SHARES

HUNTINGTON US EQUITY ROTATION STRATEGY ETF

HUNTINGTON ECOLOGICAL STRATEGY ETF

SUPPLEMENT DATED SEPTEMBER 21, 2015, TO THE HUNTINGTON STRATEGY SHARES’ PROSPECTUS DATED AUGUST 28, 2015

EFFECTIVE AS OF SEPTEMBER 18, 2015, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISER AND PORTFOLIO MANAGERS” IN THE SUMMARY PROSPECTUS FOR THE HUNTINGTON U.S. EQUITY ROTATION STRATEGY ETF ON PAGE 6 OF THE HUNTINGTON STRATEGY SHARES’ PROSPECTUS WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Advisor is Huntington Asset Advisors, Inc. Paul W. Attwood, CFA, Senior Vice President of the Advisor, and Peter Sorrentino, CFA, Senior Vice President of the Advisor, serve as the Fund’s portfolio managers and are primarily responsible for the day-to-day management of the Fund. Mr. Attwood and Mr. Sorrentino have each served as Portfolio Manager of the Fund since 2015.

EFFECTIVE AS OF SEPTEMBER 18, 2015, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISER AND PORTFOLIO MANAGERS” IN THE SUMMARY PROSPECTUS FOR THE HUNTINGTON ECOLOGICAL STRATEGY ETF ON PAGE 11 OF THE HUNTINGTON STRATEGY SHARES’ PROSPECTUS WITH THE FOLLOWING:

Investment Advisor and Portfolio Managers

The Advisor is Huntington Asset Advisors, Inc. Paul W. Attwood, CFA, Senior Vice President of the Advisor, and Peter Sorrentino, CFA, Senior Vice President of the Advisor, serve as the Fund’s portfolio managers and are primarily responsible for the day-to-day management of the Fund. Mr. Attwood and Mr. Sorrentino have each served as Portfolio Manager of the Fund since 2015.

EFFECTIVE AS OF SEPTEMBER 18, 2015, PLEASE REPLACE THE SECTION TITLED “PORTFOLIO MANAGERS” ON PAGE 27 OF THE HUNTINGTON STRATEGY SHARES’ PROSPECTUS WITH THE FOLLOWING:

Portfolio Managers

Paul Attwood, CFA, and Peter Sorrentino, CFA, are primarily responsible for the day-to-day management of the Huntington US Equity Rotation Strategy ETF and the Huntington EcoLogical Strategy ETF.

Mr. Attwood has served as the Portfolio Manager of the Huntington US Equity Rotation Strategy ETF and the Huntington EcoLogical Strategy ETF since 2015. He joined Huntington in 2002 and is a Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood holds a Chartered Financial Analyst designation. He received his bachelor’s degree from the University of Cincinnati.

Mr. Sorrentino has served as the Portfolio Manager of the Huntington US Equity Rotation Strategy ETF and the Huntington EcoLogical Strategy ETF since 2015. Mr. Sorrentino joined Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

The SAI provides additional information about the portfolio managers’ compensation, management of other accounts, and ownership of securities in the Funds.

EFFECTIVE AS OF SEPTEMBER 18, 2015, PLEASE REPLACE THE SUB-SECTIONS TITLED “OTHER ACCOUNTS UNDER MANAGEMENT” AND “COMPENSATION” IN THE SECTION TITLED “ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS” ON PAGES 44 AND 45 OF THE HUNTINGTON STRATEGY SHARES’ STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

Other Accounts Under Management

Unless otherwise noted, the following information about the Funds’ portfolio managers is provided as of August 31, 2015 and no “Other Account” described below has an advisory fee that is based on the performance of that account.

Huntington US Equity Rotation Strategy ETF

Other Accounts Managed By Paul Attwood	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	3 funds/$31,920,597
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Other Accounts Managed By Peter Sorrentino	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	8 funds/$338,521,573
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Huntington EcoLogical Strategy ETF

Other Accounts Managed By Paul Attwood	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	3 funds/$30,207,599
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Other Accounts Managed By Peter Sorrentino	Total Number of Other Accounts Managed/ Total Assets
Registered Investment Companies	8 funds/$336,808,575
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

Compensation

Mr. Attwood and Mr. Sorrentino (collectively “Fund Managers”) are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on experience and performance, and is reviewed annually. The cash incentive is part of the Huntington Asset Advisors Incentive Plan (the “Plan”). The Plan has two quarterly award components which are as follows:

•	Participants are eligible for a quarterly award under the Plan as a new business sales incentive opportunity based on the first year fees generated by the account.

•	Participants are also eligible for a quarterly performance award under the Plan. The quarterly performance incentive is based on a percentage of the Fund Manager’s quarterly base salary and the assigned Fund’s Morningstar rankings as of the calendar quarter-end. In addition, the payout is also funded based on the retail growth of the Fund Manager’s respective Fund. The final pool is then adjusted for compliance and risk-related events. A percentage of the final quarterly award is subject to a deferral until after year-end with the final pooled/deferred amount subject to Corporate performance.

Mr. Attwood and Mr. Sorrentino are each eligible for an annual award of stock options and/or restricted stock units of Huntington Bank’s holding company stock, the amount of which is recommended by the Fund Manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company. Mr. Sorrentino is eligible, but has not elected, to participate in a deferred compensation program.

3